FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: ___
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Sadoff Investment Management LLC
Address:    250 W. Coventry Court, Suite 109
            Milwaukee, WI 53217

Form 13F File No:        28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald Sadoff
Title:            Managing Member
Phone:            (414) 352-8460

Signature, Place, and Date of Signing:

/s/ Ronald Sadoff      Milwaukee, Wisconsin     08/04/08
-------------------    --------------------     --------
    (Signature)            (City/State)          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            46

Form 13F Information Table Value Total:   $   170,225
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                        SADOFF INVESTMENT MANAGEMENT LLC
                                    FORM 13F
                                    30-Jun-08

                                                                                                                 Voting Authority
                                                                    Value     Shares/ Sh/ Put/  Invstmt  Other  ------------------
Name of Issuer                  Title of class     CUSIP          (x$1000)    Prn Amt Prn Call  Dscretn  Mgrs   Sole   Shared None
------------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER                         COM        037833100            209      1,250 SH        Sole              1,250
BERKSHIRE HATHAWAY INC CL A            COM        084670108            242          2 SH        Sole                  2
C.R. BARD INC                          COM        067383109         13,877    157,778 SH        Sole            157,778
CISCO SYSTEMS INC                      COM        17275R102          7,455    320,500 SH        Sole            320,500
CRANE COMPANY                          COM        224399105          4,257    110,475 SH        Sole            110,475
CSX CORPORATION                        COM        126408103         15,567    247,850 SH        Sole            247,850
CUMMINS INC                            COM        231021106          9,166    139,900 SH        Sole            139,900
DECKERS OUTDOOR                        COM        243537107            209      1,500 SH        Sole              1,500
EXXON MOBIL CORP                       COM        30231G102            835      9,470 SH        Sole              9,470
GENERAL MILLS                          COM        370334104         12,921    212,624 SH        Sole            212,624
IBM                                    COM        459200101          7,493     63,220 SH        Sole             63,220
JOHNSON & JOHNSON                      COM        478160104            260      4,046 SH        Sole              4,046
JUNIPER NETWORKS                       COM        48203R104          6,044    272,500 SH        Sole            272,500
KELLOGG CO                             COM        487836108         13,674    284,758 SH        Sole            284,758
MCCORMICK & CO                         COM        579780206          9,680    271,462 SH        Sole            271,462
MICROSOFT                              COM        594918104         10,638    386,702 SH        Sole            386,702
NORFOLK SOUTHERN                       COM        655844108          1,357     21,650 SH        Sole             21,650
ORACLE CORP                            COM        68389X105          6,623    315,400 SH        Sole            315,400
PATRIOT COAL                           COM        70336T104            307      2,000 SH        Sole              2,000
PEPSICO                                COM        713448108            221      3,477 SH        Sole              3,477
PROCTER & GAMBLE                       COM        742718109            209      3,430 SH        Sole              3,430
SMUCKERS JM                            COM        832696405          2,840     69,872 SH        Sole             69,872
ST JUDE MEDICAL                        COM        790849103          9,532    233,165 SH        Sole            233,165
VARIAN MEDICAL                         COM        92220P105          6,102    117,680 SH        Sole            117,680
VERISIGN INC                           COM        92343E102         12,497    330,600 SH        Sole            330,600
WRIGLEY WM JR CO                       COM        982526105          6,415     82,477 SH        Sole             82,477
WRIGLEY WM JR CO CLASS B CONVE         COM        982526204          1,081     13,897 SH        Sole             13,897
BLACKROCK MUNIYIELD INSURED            COM        09254E103            301     24,546 SH        Sole             24,546
BLACKROCK MUNIYIELD QUALITY FU         COM        09254F100            212     16,400 SH        Sole             16,400
BLACKROCK MUNIYIELD QUALITY FU         COM        09254G108            110     10,000 SH        Sole             10,000
EATON VANCE INSURED MUNI               COM        27827X101            724     54,463 SH        Sole             54,463
EXELON CORPORATION                     COM        30161N101            734      8,163 SH        Sole              8,163
INTEGRYS ENERGY                        COM        45822P105            286      5,618 SH        Sole              5,618
ISHARES S&P NATIONAL MUNI BD F         COM        464288414            231      2,325 SH        Sole              2,325
MORGAN STANLEY INSURED MUNI            COM        61745P866            938     74,350 SH        Sole             74,350
MS INSURED MUNI INCOME                 COM        61745P791            843     64,200 SH        Sole             64,200
MS QUALITY MUNI INCOME                 COM        61745P734            593     49,450 SH        Sole             49,450
NUVEEN INSD DIVID ADVANTAGE MU         COM        67071L106            983     76,000 SH        Sole             76,000
NUVEEN INSURED MUNI OPPORTUNIT         COM        670984103            996     76,996 SH        Sole             76,996
NUVEEN INSURED PREMIUM MUNI            COM        6706D8104          1,189    102,109 SH        Sole            102,109
NUVEEN INSURED QUALITY MUNI            COM        67062N103            604     46,150 SH        Sole             46,150
PROGRESS ENERGY                        COM        743263105            681     16,289 SH        Sole             16,289
SOUTHERN CO COM                        COM        842587107            490     14,021 SH        Sole             14,021
WISCONSIN ENERGY                       COM        976657106            599     13,242 SH        Sole             13,242